Activity in Related Party Loans (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance outstanding at December 31, 2012	$ 1,853,223
Principal additions	525,049
Principal reductions	1,051,945
Balance outstanding at December 31, 2013	$ 1,326,327